Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 1,044,422	$ 1,288,566
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,044,422)	(1,288,566)
Net deferred tax liabilities	0	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	1,044,411	1,273,729
Unrealized exchange gain [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	0	14,790
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 11	$ 47